Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Receivables of supplier rebates-current	¥ 2,089,621		¥ 2,039,621
Value-added tax recoverable	778,503		248,801
Prepayment for short-term investment			17,688,930
Receivables of government grants			2,023,502
Deposits	5,762,505		5,878,679
Advances to suppliers	27,423,181		16,988,630
Advances for stock repurchase			1,770,675
Advances for financing services			2,090,000
Prepayments and other receivables due from YJW and KeKe - current	69,869,229		35,833,936
Other receivables due from individuals	13,831,607		8,470,589
Other receivables due from 3rd parties	22,991,831
Other receivables	5,520,757		4,556,034
Total	¥ 148,267,234	$ 20,312,528	¥ 97,589,397